OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER EXPENSES
Schedule of other expenses

in € thousand	2025	2024	2023
Foreign currency losses	(375)	(2,347)	(2,388)
Other taxes	(149)	(130)	(166)
Loss on disposal of assets	(38)	—	—
Miscellaneous other items	(44)	(87)	(65)
Total other expenses	(607)	(2,564)	(2,620)